UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: August 31

Date of reporting period: June 30, 2007

Item 1. Proxy Voting Record.

Name of Fund:	Ascentia Long/Short Fund
Period:	7/1/06-6/30/07

Company Name	Meeting Date	CUSIP	Ticker
Pan Ocean Energy	9/5/2006	G6890N136	PNYBF

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	n/a	Option O: take no action and receive cash in US$ on corporate action merger by addax pet.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Pan Ocean Energy	8/30/2006	G6890N136	PNYBF

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	A. Approval of Cash Buyout	Issuer
For	For	B1. Alteration to Company Constitution	Issuer
For	For	B2. Sanction of Financial Assistance	Issuer
For	For	B3. Approval of Class A Purchase	Issuer
For	For	B4. Settlement of Options	Issuer
For	For	C. Alterations to Share Capital (Class B)	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Alkermes Inc.	9/21/2006	01642TBBH	ALKS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Against	For	Amend 1999 Stock Option Plan	Issuer
For	For	Amend 2002 Restd Stock Award Plan	Issuer
For	For	Approve 2006 Stock Option Plan	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)   /s/ Joseph C. Neuberger
   Joseph C. Neuberger
   President

Date     August 27, 2007